Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

Note 8. LEASES

The Company leases office space in Puerto Rico under a non-cancellable operating lease which commenced in September 2023 and expires August 2026. Prior to this lease, the Company held a short-term lease, therefore the Company recorded an initial right-of-use (“ROU”) asset and lease liability upon signing the new lease agreement. Lease expense for the three months ended March 31, 2024 amounted to $39.5 thousand.

In addition, the Company rents office space from the Law Firm, which is on a month-to-month basis and therefore is not included within the ROU Asset and Lease liability nor in the future minimum lease payments below. Short-term rent expense for the three months ended March 31, 2024 and 2023 was $0.5 million and $0.3 million, respectively.

As of March 31, 2024, the weighted-average lease term and weighted-average discount rate were 2.4 years and 15.31%, respectively.

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		March 31,	December 31,
(In thousands)	Classification	2024	2023
Assets
Right-of-use asset	Right-of-use assets	$315	$342
Total Leased Assets		$315	$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(115)	$(109)
Non-current
Operating lease liability	Lease liabilities	$(204)	$(235)
Total Lease Liability		$(319)	$(344)

The future minimum lease payments under non-cancellable operating leases as of March 31, 2024 for the next five years and thereafter are as follows:

(in thousands)
2024	$115
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	379
Less: implied interest	(60)
Present value of lease liabilities	$319

Note 8. LEASES

The Company leases office space in Puerto Rico under a non-cancellable operating lease which commenced in September 2023 and expires August 2026. Prior to this lease, the Company held a short-term lease, therefore the Company recorded an initial ROU asset and lease liability upon signing the new lease agreement. Lease expense under the new operating lease for year ended December 31, 2023 amounted to $52.6 thousand.

In addition, the Company rents an office space from the Law Firm, which is on a month-to-month basis and therefore is not included within the ROU Asset and Lease liability nor in the future minimum lease payments below. Short-term rent expense each of the years ended December 31, 2023, 2022 and 2021 was $0.8 million.

As of December 31, 2023, the weighted-average lease term and weighted-average discount rate were 2.6 years and 15.31%, respectively.

The presentation of right-of-use assets and lease liabilities in the consolidated balance sheet is as follows:

		December 31,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$342
Total Leased Assets		$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(109)
Non-current
Operating lease liability	Lease liabilities	$(235)
Total Lease Liability		$(344)

The future minimum lease payments under non-cancellable operating leases as of December 31, 2023 for the next five years and thereafter are as follows:

(in thousands)
2024	$153
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	417
Less: implied interest	(73)
Present value of lease liabilities	$344